Assets in the course of construction (Tables)	12 Months Ended
Dec. 31, 2025
Assets in course of construction [Abstract]
Schedule of Assets in the Course of Construction

2025 € million	Land and Buildings	Space segment	Ground segment	Other fixtures, tools & equipment	Total
Cost and net book value as at 1 January	0	1,231	85	32	1,348
Movements
Additions 1	3	190	91	28	312
Additions through business combinations (Note 4)	4	629	182	14	829
Transfers to assets in use (Note 15)	(9)	(494)	(87)	(23)	(613)
Transfers from/(to) intangible assets (Note 17)	—	(17)	(2)	(6)	(25)
Transfers between categories	5	—	—	(5)	—
Impact of currency translation	—	(92)	(6)	(3)	(101)
Cost and net book value as at 31 December	3	1,447	263	37	1,750

1	Additions mainly related to mPOWER satellites, SES-25, SES-26 and Intelsat IS-41 to IS-45.

2024 € million	Land and Buildings	Space segment	Ground segment	Other fixtures, tools & equipment	Total
Cost and net book value as at 1 January	15	1,367	150	18	1,550
Movements
Additions 1	4	325	51	17	397
Transfers to assets in use (Note 15) 2	(17)	(516)	(82)	(14)	(629)
Transfers from/(to) intangible assets (Note 17)	(2)	—	(16)	—	(18)
Transfers from/(to) inventory	—	—	(20)	10	(10)
Impact of currency translation	—	55	2	1	58
Cost and net book value as at 31 December	0	1,231	85	32	1,348

1	Additions mainly related to SES-24, SES-25, SES-26, mPOWER programme, C-band
2	Includes transfer EUR 434 million of assets in the course of construction impairment booked in 2023

2023 € million	Land and Buildings	Space segment	Ground segment	Other fixtures, tools & equipment	Total
Cost and net book value as at 1 January	8	1,675	159	17	1,859
Movements
Additions 1	9	170	43	17	239
Transfers to assets in use (Note 15)	(2)	(8)	(30)	(14)	(54)
Transfers from/(to) intangible assets (Note 17)	—	—	(20)	—	(20)
Impairment	—	(425)	—	—	(425)
Impact of currency translation	—	(45)	(2)	(2)	(49)
Cost and net book value as at 31 December	15	1,367	150	18	1,550

1	Additions mainly related to mPOWER programme , SES-24, SES-25, SES-26, C-band, partly offset by C-band reimbursable space segment cost of EUR 36 million and ground segment cost of EUR 2 million .